Contract Costs (Tables)	12 Months Ended
Mar. 31, 2025
Contract Costs [Abstract]
Schedule of Movement of Contract Costs	The movement of contract costs is as follow:
	March 31, 2025	March 31, 2024
Balance at beginning of the year	$—	$138,220
Provision for impairment loss	—	(132,444)
Exchange adjustment	—	(5,776)
Ending balance	$—	$—